Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0002027360
Registrant Name	RedCloud Holdings plc
Registration File Number	333-294615
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES